Offerings - Offering: 1	Jan. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, reserved for issuance pursuant to the Amended and Restated 2025 Inducement Award Plan
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	44.10
Maximum Aggregate Offering Price	$ 22,050,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,045.11
Offering Note	Represents shares of common stock, par value $0.001 per share ("Common Stock") of Power Integrations, Inc. (the "Registrant") available for issuance pursuant to awards granted pursuant to the Registrant's Amended and Restated 2025 Inducement Award Plan (the "2025 Plan"). In addition, pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's Common Stock that become issuable under the 2025 Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that results in an increase in the number of the outstanding shares of common stock. Estimated in accordance with paragraphs (c) and (h) of Rule 457 of the Securities Act solely for the purpose of calculating the registration fee on the basis of $44.10 per share, which is the average of the high and low prices of the Registrant's Common Stock, as reported on the Nasdaq Global Select Market, on January 26, 2026.